Business Combination	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination

3 BUSINESS COMBINATION

On February 7, 2014, the Company acquired 100% equity interest of GetJar, a privately held mobile advertising network based in California, United States, and certain intellectual properties and trademark owned by GetJar Networks Limited. This acquisition was made to support the Company’s mobile advertising research and development initiatives. The results of GetJar’s operations have been included in the Company’s consolidated financial statements since February 7, 2014.

Among the total purchase consideration, cash consideration, net of acquisition cost of approximate RMB27.0 million or US$4.4 million was paid upon the consummation of the acquisition and RMB3.0 million or US$0.5 million was deposited in an escrow account in case of any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. In addition, an aggregate of 1,443,074 Class A ordinary shares, which closing price was US$3.44 per Class A ordinary share on February 7, 2014, are issuable to the seller of GetJar by May 2016 if certain performance targets for 2014 are achieved. The Company has evaluated the fair value of contingent consideration to be nil at the acquisition date. The performance targets were not met as of December 31, 2014 and no contingent consideration will be paid.

With the assistance of an independent third party valuation firm with income approach applied for intangible assets, the Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired, liabilities assumed and contingent consideration, resulting from which the amount of goodwill was determined and recognized as of the acquisition date.

The Company measured the fair value of acquired intangible assets using “relief from royalty” valuation methods. These acquired intangible assets are considered Level 3 assets because the Group used unobservable inputs, such as royalty rate, forecast financial performance of the acquired business and discount rate of 25%, to determine the fair value of these acquired assets.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed and contingent consideration as of February 7, 2014, the date of acquisition:

RMB
Cash consideration, net of acquisition cost	29,953,053
Contingent shares consideration	—
Total fair value of total consideration	29,953,053
Net assets acquired, excluding intangible assets and the related deferred income tax liabilities	1,657,271
Intangible assets, net	18,447,492
Deferred income tax liabilities	(1,389,116)
Goodwill	11,237,406

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and estimated useful life to those intangible assets: intellectual properties of RMB14,959,879 with a useful life of 3 years, and trademark of RMB3,487,613 with a useful life of 1 year.

Goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition. The synergies mainly come from the enhancement of the Company’s position on the rapidly emerging mobile area, especially the distribution of applications for mobile devices, which could better promote the Company’s products, reduce costs and expenses by sharing the infrastructure, distribution channel and common research and development results, and further foster an ecosystem with better user experience for mobile products, stronger user loyalty, and greater value for both customers and developers that enhance the Company’s monetization ability on the emerging mobile markets.

The Company recognized RMB2,322,060 of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2014.

The amount of revenue and net loss of GetJar included in the Company’s consolidated statements of comprehensive income (loss) from the acquisition date to December 31, 2014 were RMB45,614,626 and RMB27,716,781, respectively. RMB7,780,910 of amortization of intangible assets acquired in connection with the acquisition was included in the amount of net loss. The net loss was before elimination adjustment of cost paid by Getjar to inter-companies of RMB27,437,971 of inter-company transactions.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2013 and 2014 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Unaudited pro forma consolidated statements of comprehensive income (loss):

	Year Ended December 31,
	2013	2014
	RMB	RMB
	(Unaudited)	(Unaudited)
Revenues	347,257,286	371,959,104
Net income (loss)	36,467,462	(49,049,297)

These amounts have been derived after applying the Company’s accounting policies and adjusting the results of GetJar to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2013. The pro forma results have reflected the elimination of inter-company transactions applied from January 1, 2013.